Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Common stock, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Common stock, shares authorized	[1]	35,000,000	10,000,000
Common stock, shares issued	[1]	1,952,032	113,416
Common stock, shares outstanding	[1]	1,952,032	113,416
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		2,895,000	2,895,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred A Stock
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		105,000	105,000
Preferred stock, shares issued
Preferred stock, shares outstanding

[1]	Periods presented have been adjusted to retroactively reflect the 1-for-20 reverse stock split on July 5, 2023, and for the 1-for-15 reverse stock split on October 8, 2024. Additional information regarding the reverse stock splits may be found in Note 1 - Overview, Basis of Presentation, and Significant Accounting Policies, included in the notes to the consolidated financial statements.